Summary of Significant Accounting Policies: Deferred Policy Acquisition Costs (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits.  Such costs principally include commissions and sales costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated. Due to the age of the life insurance policies, all DAC has been fully amortized as of September 30, 2018 and December 31, 2017 and there was no amortization expense in the three or nine months ended September 30, 2018 or 2017.

Acquisition costs on the Company’s single premium deferred annuity and flexible premium deferred variable annuity contracts are reimbursed through a ceding commission by CMFG Life, which assumes all deferrable costs as part of its agreement to assume 100% of this business from the Company. See Note 7, Reinsurance for additional information on this agreement.